(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2017
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(Loss) Earnings Per Share
10.	(LOSS) EARNINGS PER SHARE

The calculation of the basic and diluted (loss) earnings per share attributable to owners of the Company is based on the following data:

	2015	2016	2017	2017
(Loss) Earnings
(Loss) Profit for the year attributable to owners of the Company (RMB’000)	(28,567)	(25,924)	9,052	1,391

Number of shares

Weighted average number of ordinary shares for the purpose of (loss) earnings per share - Basic and diluted	206,500,000	206,500,000	206,500,000	206,500,000

(Loss) earnings per share
Basic - RMB	(0.14)	(0.13)	0.04	0.01

Diluted - RMB	(0.14)	(0.13)	0.04	0.01

The computation of diluted earnings (loss) per share in 2015, 2016 and 2017 does not assume the exercise of the Company’s share options under the share incentive plan as the exercise price of those options is higher than the average market price for shares (see Note 25).